Deposits and Prepayments	6 Months Ended
Sep. 30, 2025
Schedule of Deposits and Prepayments [Abstract]
Deposits and Prepayments

5. Deposits and Prepayments

	As of September 30, 2025	As of March 31, 2025
	USD	USD
	(unaudited)	(audited)
Deposits	2,590	2,590
Prepayments	940,384	-
	942,974	2,590
Less: amount classified as non-current assets	(731,410)	-
Amount classified as current assets	211,564	2,590